Consolidated statement of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated statement of comprehensive income
Profit (loss) for the year		$ 2,415	$ 1,712	$ (997)
Items that may be reclassified subsequently to profit or loss:
Exchange movements arising during the year		(291)	(135)	(613)
Valuation movements on retained interest in Jackson classified as available-for-sale under IAS 39				(187)
Total items that may be reclassified subsequently to profit or loss		(291)	(135)	(800)
Items that will not be reclassified subsequently to profit or loss:
Valuation movements on retained interest in Jackson classified as FVOCI under IFRS 9	[1]		8
Total comprehensive income (loss) for the year		2,124	1,585	(1,797)
Attributable to:
Total comprehensive income (loss), attributable to equity holders of the Company		1,976	1,585	(1,797)
Total comprehensive income (loss), attributable to non-controlling interests		148
Total comprehensive income (loss) for the year		$ 2,124	$ 1,585	$ (1,797)

[1]	On the adoption of IFRS 9 at 1 January 2023, the Group elected to measure its retained interest in the equity securities of Jackson at fair value through other comprehensive income (FVOCI). The Group subsequently disposed of its remaining interest in Jackson in 2023.